Acquisitions - Additional Information (Details)					3 Months Ended		12 Months Ended
	Dec. 22, 2021 USD ($)	Sep. 01, 2021 USD ($)	Jun. 18, 2021 USD ($)	Jun. 08, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 22, 2022 USD ($)	Dec. 31, 2021 USD ($) Business	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Acquisition-related transaction costs					$ 266,000	$ 0		$ 1,522,000	$ 0
Definite-lived intangible assets			$ 92,000
Revenue					136,920,000	27,918,000		295,762,000	103,421,000
Net income loss before income taxes					$ (16,616,000)	$ 1,302,000		$ (6,516,000)	$ 7,572,000
Risk Contracts
Business Acquisition [Line Items]
Definite-lived intangible assets amortized period					7 years			7 years	11 years
Trademarks
Business Acquisition [Line Items]
Definite-lived intangible assets amortized period					2 years			2 years
Non-compete Agreements
Business Acquisition [Line Items]
Definite-lived intangible assets amortized period					5 years			5 years	5 years
Patents/Developed Technology
Business Acquisition [Line Items]
Definite-lived intangible assets amortized period								5 years
In-Process Research and Development
Business Acquisition [Line Items]
Definite-lived intangible assets amortized period								1 year
IMC
Business Acquisition [Line Items]
Business acquisition, percentage of equity interests acquired				100.00%
Total purchase consideration				$ 369,700,000
Business acquisition, goodwill recognized , expected to be tax deductible for income tax purposes				80,400,000
Definite-lived intangible assets				$ 34,100,000
Revenue								$ 148,000,000.0
Net income loss before income taxes								4,100,000
IMC | Minimum
Business Acquisition [Line Items]
Definite-lived intangible assets amortized period				1 year
IMC | Maximum
Business Acquisition [Line Items]
Definite-lived intangible assets amortized period				6 years
IMC | Risk Contracts
Business Acquisition [Line Items]
Definite-lived intangible assets				$ 33,900,000
IMC | Trademarks
Business Acquisition [Line Items]
Definite-lived intangible assets				$ 263,000
SMA Entities
Business Acquisition [Line Items]
Business acquisition, percentage of equity interests acquired			100.00%
Business acquisition, goodwill recognized , expected to be tax deductible for income tax purposes			$ 45,000,000.0
Acquisition-related transaction costs			682,000
Definite-lived intangible assets			$ 9,400,000
Revenue								12,000,000.0
Net income loss before income taxes								564,000
SMA Entities | Minimum
Business Acquisition [Line Items]
Definite-lived intangible assets amortized period			1 year
SMA Entities | Maximum
Business Acquisition [Line Items]
Definite-lived intangible assets amortized period			6 years
SMA Entities | Risk Contracts
Business Acquisition [Line Items]
Definite-lived intangible assets			$ 8,700,000
SMA Entities | Non-compete Agreements
Business Acquisition [Line Items]
Definite-lived intangible assets			$ 622,000
DNF
Business Acquisition [Line Items]
Business acquisition, percentage of equity interests acquired		100.00%
Total purchase consideration		$ 114,200,000
Business acquisition, goodwill recognized , expected to be tax deductible for income tax purposes		90,000,000.0
Acquisition-related transaction costs		1,247,000
Definite-lived intangible assets		$ 15,300,000
Revenue								19,500,000
Net income loss before income taxes								$ 687,000
DNF | Minimum
Business Acquisition [Line Items]
Definite-lived intangible assets amortized period		1 year
DNF | Maximum
Business Acquisition [Line Items]
Definite-lived intangible assets amortized period		6 years
DNF | Risk Contracts
Business Acquisition [Line Items]
Definite-lived intangible assets		$ 13,200,000
DNF | Trademarks
Business Acquisition [Line Items]
Definite-lived intangible assets		638,000
DNF | Non-compete Agreements
Business Acquisition [Line Items]
Definite-lived intangible assets		$ 1,500,000
Advantis
Business Acquisition [Line Items]
Business acquisition, percentage of equity interests acquired	100.00%
Total purchase consideration	$ 11,000,000.0
Business acquisition, goodwill recognized , expected to be tax deductible for income tax purposes	9,600,000
Acquisition-related transaction costs							$ 671,000
Definite-lived intangible assets	$ 1,100,000
Advantis | Minimum
Business Acquisition [Line Items]
Definite-lived intangible assets amortized period	1 year
Advantis | Maximum
Business Acquisition [Line Items]
Definite-lived intangible assets amortized period	6 years
Advantis | Risk Contracts
Business Acquisition [Line Items]
Definite-lived intangible assets	$ 345,000
Advantis | Trademarks
Business Acquisition [Line Items]
Definite-lived intangible assets	176,000
Advantis | Non-compete Agreements
Business Acquisition [Line Items]
Definite-lived intangible assets	$ 544,000
Business Intelligence & Analytics LLC
Business Acquisition [Line Items]
Business acquisition, percentage of equity interests acquired	100.00%
Total purchase consideration							5,100,000
Business acquisition, goodwill recognized , expected to be tax deductible for income tax purposes	$ 4,800,000
Acquisition-related transaction costs							$ 0
Definite-lived intangible assets	$ 289,000
Business Intelligence & Analytics LLC | Minimum
Business Acquisition [Line Items]
Definite-lived intangible assets amortized period	1 year
Business Intelligence & Analytics LLC | Maximum
Business Acquisition [Line Items]
Definite-lived intangible assets amortized period	5 years
Business Intelligence & Analytics LLC | Trademarks
Business Acquisition [Line Items]
Definite-lived intangible assets	$ 3,000
Business Intelligence & Analytics LLC | Non-compete Agreements
Business Acquisition [Line Items]
Definite-lived intangible assets	35,000
Business Intelligence & Analytics LLC | Patents/Developed Technology
Business Acquisition [Line Items]
Definite-lived intangible assets	235,000
Business Intelligence & Analytics LLC | In-Process Research and Development
Business Acquisition [Line Items]
Indefinite lived intangible asset	$ 16,000
Other Acquisitions
Business Acquisition [Line Items]
Business acquisition, percentage of equity interests acquired								100.00%
Total purchase consideration								$ 3,700,000
Acquisition-related transaction costs								250,000
Definite-lived intangible assets								$ 1,400,000
Number of additional business acquired | Business								3